Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 22. DERIVATIVE FINANCIAL INSTRUMENTS

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Derivative financial liabilities:
Carrying value as at beginning of year	1,677,178	1,571,939
Derivative redeemed on conversion of promissory notes	(1,677,178)	(1,571,939)
Derivatives embedded in the convertible promissory note issued (Note 20(a))	1,449,000	589,600
Fair value change in derivative financial instruments during the year	-	1,087,578
Carrying value as at end of year	1,449,000	1,677,178

In the prior year from July to December 2022, the Company entered into a number of Subscription Agreements (“Subscription Agreements”) for US$5.5 million (or about US$8,125,094) where each Subscriber will subscribe to a convertible note (“Note”). The Note is interest free, unsecured and convertible into shares of eGlass Technologies Ltd. (“eGlass”), a then subsidiary of the Company, on the date eGlass receives notice from the Australian Stock Exchange (“ASX”) that it will be admitted to the official list of ASX, at a conversion price equal to 25% discount to the IPO Price. However, if by the first anniversary of the date of the Agreement, eGlass has not received notice from ASX that it will be admitted to the official list of ASX, all Notes will convert to shares of the Company based on then 30-day VWAP multiplied by 90%. In November 2023, one note holder converted its US$600,000 Note into 240,000 shares in the Company and all the remaining noteholders holding US$4,902,927 in Notes were redeemed as these noteholders converted their Notes to eGlass shares. Accordingly, the underlying derivates were released.

As at December 31, 2021, the derivatives related to two convertible promissory notes (“CN Notes”) entered into during 2020 (details are set out in Note 20) were revalued using the weighted average assumptions: volatility 90.8% and 72.80%, the weighted expected term of two years, a discount rate of 3.51% and a dividend yield of 0%. In 2022 these CN Notes were converted, and the underlying derivatives were released.